Derivative Financial Instruments and Hedge Accounting - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter Party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,916,986,563	¥ 1,615,938,636
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,893,477	2,839,549
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,539,516	1,549,764
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,539,516	1,549,764
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,353,961	1,289,785
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,353,961	¥ 1,289,785